Net Loss Per Share	3 Months Ended
Mar. 31, 2023
Earnings Per Share [Abstract]
Net Loss Per Share
8. Net loss per share
Basic net loss per share is computed by dividing net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period. Diluted net loss per share is computed using the weighted-average number of shares of common stock outstanding during the period and, if dilutive, the weighted-average number of potential shares of common stock. Diluted net loss per share is the same as basic net loss per share for the three months ended March 31, 2023 and 2022 since all potential shares of common stock instruments are anti-dilutive as a result of the loss for such periods.

	Three Months Ended March 31,
	2023	2022
Numerator:
Net Loss	$(19,543)	$(23,386)

Denominator:
Weighted-average shares of common stock outstanding-basic and diluted	35,324,053	34,810,676

Net loss per share attributable to common stockholders-basic and diluted	$(0.55)	$(0.67)

The Company excluded the following potential shares of common stock from the computation of diluted net loss per share because including them would have had an anti-dilutive effect.

	Three Months Ended March 31,
	2023	2022
Unvested restricted stock units	3,642,165	2,165,350
Outstanding stock options	5,600,088	6,610,663

Total	9,242,253	8,776,013